Interest-bearing Financial Liabilities - Summary of Long-term Debt (Parenthetical) (Detail)	Dec. 31, 2017	Dec. 31, 2016
Fixed Rate Notes [Member] | U.S. Dollars [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest rates on borrowings	8.35%	8.35%
Export Credit Agencies-Supported Loans [Member] | Export Kreditnamnden [member] | London Interbank Offered Rate [Member] | U.S. Dollars [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest rates at LIBOR	0.30%	0.30%
Export Credit Agencies-Supported Loans [Member] | Exportkreditnamnden and AB Svensk Exportkredit, or SEK [Member] | U.S. Dollars [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest rates on borrowings		3.955%
Term Loans [Member] | GSM Network Expansion Facilities [Member] | London Interbank Offered Rate [Member] | U.S. Dollars [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest rates at LIBOR	1.1125%
Term Loans [Member] | Others [Member] | U.S. Dollars [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest rates on borrowings	2.885%	2.885%
Term Loans [Member] | Unsecured Term Loans [Member] | Bangko Sentral ng Pilipinas Overnight Rate [Member] | Philippine Peso [Member]
Disclosure of detailed information about borrowings [Line Items]
Overnight rates on borrowing	1.00%	0.35%
Term Loans [Member] | Unsecured Term Loans [Member] | Over PDSTR Two [Member] | Philippine Peso [Member]
Disclosure of detailed information about borrowings [Line Items]
Overnight rates on borrowing	1.00%	1.00%
Bottom of Range [Member] | Corporate Notes [Member] | Philippine Peso [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest rates on borrowings	5.33%	5.33%
Bottom of Range [Member] | Fixed Rate Retail Bonds [Member] | Philippine Peso [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest rates on borrowings	5.225%	5.225%
Bottom of Range [Member] | Export Credit Agencies-Supported Loans [Member] | Export Kreditnamnden [member] | U.S. Dollars [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest rates on borrowings	1.41%	1.41%
Bottom of Range [Member] | Export Credit Agencies-Supported Loans [Member] | China Export and Credit Insurance Corporation, or Sinosure [Member] | London Interbank Offered Rate [Member] | U.S. Dollars [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest rates at LIBOR		1.00%
Bottom of Range [Member] | Term Loans [Member] | GSM Network Expansion Facilities [Member] | London Interbank Offered Rate [Member] | U.S. Dollars [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest rates at LIBOR		0.85%
Bottom of Range [Member] | Term Loans [Member] | Others [Member] | London Interbank Offered Rate [Member] | U.S. Dollars [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest rates at LIBOR	0.79%	0.79%
Bottom of Range [Member] | Term Loans [Member] | Unsecured Term Loans [Member] | Philippine Peso [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest rates on borrowings	3.90%	3.90%
Top of Range [Member] | Corporate Notes [Member] | Philippine Peso [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest rates on borrowings	6.26%	6.26%
Top of Range [Member] | Fixed Rate Retail Bonds [Member] | Philippine Peso [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest rates on borrowings	5.2813%	5.2813%
Top of Range [Member] | Export Credit Agencies-Supported Loans [Member] | Export Kreditnamnden [member] | U.S. Dollars [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest rates on borrowings	1.90%	1.90%
Top of Range [Member] | Export Credit Agencies-Supported Loans [Member] | China Export and Credit Insurance Corporation, or Sinosure [Member] | London Interbank Offered Rate [Member] | U.S. Dollars [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest rates at LIBOR		1.80%
Top of Range [Member] | Term Loans [Member] | GSM Network Expansion Facilities [Member] | London Interbank Offered Rate [Member] | U.S. Dollars [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest rates at LIBOR		1.1125%
Top of Range [Member] | Term Loans [Member] | Others [Member] | London Interbank Offered Rate [Member] | U.S. Dollars [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest rates at LIBOR	1.60%	1.60%
Top of Range [Member] | Term Loans [Member] | Unsecured Term Loans [Member] | Philippine Peso [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest rates on borrowings	6.64044%	5.64%